UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2012 (Unaudited)

	Principal
Bonds and Notes--99.9%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	22,034,136	a,b	23,242,576
0.13%, 1/15/22	50,151,763	a,b	54,900,533
0.13%, 7/15/22	13,161,418	a	14,408,673
0.63%, 7/15/21	14,992,447	a,b	17,168,690
1.25%, 4/15/14	1,850,246	a	1,913,993
1.75%, 1/15/28	4,331,951	a,b	5,688,394
2.00%, 1/15/14	27,144,497	a,b	28,170,912
2.00%, 7/15/14	30,164,329	a,b	31,974,189
2.00%, 1/15/16	5,158,511	a,b	5,741,263
2.00%, 1/15/26	20,943,904	a,b	27,842,303
2.13%, 2/15/40	11,952,079	a,b	17,823,538
2.13%, 2/15/41	13,962,778	a,b	21,000,897
2.50%, 7/15/16	68,871,575	a,b	79,476,696
2.50%, 1/15/29	9,516,091	a,b	13,775,284
2.63%, 7/15/17	12,275,082	a	14,755,986
3.63%, 4/15/28	20,914,626	a,b	33,656,214
Total Bonds and Notes
(cost $368,881,866)			391,540,141

Other Investment--.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,297,815)	2,297,815	[c]	2,297,815
Total Investments (cost $371,179,681)	100.5%		393,837,956
Liabilities, Less Cash and Receivables	(.5%)		(1,808,639)
Net Assets	100.0%		392,029,317

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Security, or portion thereof, on loan. At October 31, 2012, the value of the fund's securities on loan was

     $172,218,456 and the value of the collateral held by the fund was $175,251,470, consisting of U.S. Government & Agency securities. c Investment in affiliated money market mutual fund.

At October 31, 2012, net unrealized appreciation on investments was $22,658,275 of which $23,756,589 related to appreciated investment securities and $1,098,314 related to depreciated investment securities. At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.9
Money Market Investment	.6
100.5
† Based on net assets.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	2,297,815	-	-	2,297,815
U.S. Treasury	-	391,540,141	-	391,540,141

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--118.7%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--4.2%
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	2,020,000		2,068,784
Americredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		2,971,913
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	4,600,000		4,924,636
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	5,800,000		6,243,964
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000		1,014,695
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	547,557	b	547,891
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,402,000		1,413,491
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,445,000		3,444,394
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,641,184
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	3,660,000	b	3,736,375
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	5,795,000		5,982,825
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	3,545,000		3,686,192
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,185,000		1,243,037
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,325,000		2,453,855
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	2,695,000		2,869,508

SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.06	10/14/14	1	b,c	1
					47,242,745
Asset-Backed Ctfs./Home Equity Loans--.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	437,936	c	447,020
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	64,611	c	64,492
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	2,176,532	c	2,181,430
					2,692,942
Asset-Backed Ctfs./Manufactured Housing--.2%
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,568,137		1,613,307
Casinos--.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	2,360,000		2,537,000
Commercial Mortgage Pass-Through Ctfs.--4.5%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000		36,430
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	4,660,000		4,914,072
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	465,343	c	467,094
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,630,000	b,c	1,630,127
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	610,000	b,c	610,178
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	5,680,000	b,c	5,681,585
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. G	2.79	3/6/20	3,110,000	b,c	3,111,249
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. H	3.30	3/6/20	25,000	b,c	25,009
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	2,380,000	b,c	2,381,321

GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. L	5.46	3/6/20	6,725,000	b,c	6,729,916
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	6,410,000	b	7,507,886
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM	6.09	2/12/51	2,825,000	c	3,252,280
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	5,455,000	b,c	6,744,248
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.44	11/12/37	4,035,000	c	4,515,498
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	82,222		84,473
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,466		1,471
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.58	8/15/39	495,000	c	526,874
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,322,246
					50,541,957
Consumer Discretionary--2.4%
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	2,175,000		2,321,641
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	2,490,000		2,779,462
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000	b	4,325,493
Dish DBS,
Gtd. Notes	5.88	7/15/22	2,730,000		2,880,150
Hanesbrands,
Gtd. Notes	6.38	12/15/20	2,843,000		3,116,639
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	3,345,000		3,836,605
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,170,000	b	1,411,626
Time Warner

Gtd. Debs.	6.10	7/15/40	1,045,000		1,337,855
Time Warner,
Gtd. Notes	3.40	6/15/22	2,745,000		2,940,060
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	2,060,000		2,069,350
					27,018,881
Consumer Staples--.9%
Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	2,750,000		3,937,777
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	2,695,000	b	2,997,802
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	1,275,000	b	1,405,046
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	1,520,000	b	1,826,943
					10,167,568
Energy--3.9%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	4,765,000		5,782,623
CNOOC Finance (2012),
Gtd. Notes	3.88	5/2/22	2,335,000	b	2,511,867
Continental Resources,
Gtd. Notes	5.00	9/15/22	3,000,000	b	3,168,750
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	2,740,000		2,804,300
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	1,955,000		2,438,720
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,500,000		1,811,893
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	2,955,000		3,889,078
MEG Energy,
Gtd. Notes	6.38	1/30/23	2,800,000	b	3,010,000
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	2,865,000		3,588,412
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,490,000		1,697,193
Petrobras International Finance,

Gtd. Notes	6.75	1/27/41	1,255,000		1,610,939
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	1,050,000		1,178,625
Transocean,
Gtd. Notes	2.50	10/15/17	2,120,000		2,149,582
Unit,
Gtd. Notes	6.63	5/15/21	2,810,000	b	2,880,250
Valero Energy,
Gtd. Notes	6.13	2/1/20	2,100,000		2,597,830
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,635,000		1,698,474
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	795,000		1,025,358
					43,843,894
Financial--18.7%
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	985,000	b	1,318,775
Ally Financial,
Gtd. Notes	4.63	6/26/15	5,325,000		5,535,444
Ally Financial,
Gtd. Notes	5.50	2/15/17	5,525,000		5,851,981
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	3,340,000		4,108,557
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000	c	3,828,112
AON,
Gtd. Notes	3.50	9/30/15	2,160,000		2,281,923
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	6,000,000		6,780,384
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	3,550,000		4,231,344
BBVA US Senior SA Uniper,
Gtd. Notes	4.66	10/9/15	3,025,000		3,056,977
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	2,600,000		2,837,117
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,234,000		1,434,436
Cincinnati Financial,

Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,652,550
CIT Group
Sr. Unscd. Notes	5.00	8/15/22	1,480,000		1,540,946
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	2,445,000		2,588,766
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	2,630,000		2,908,904
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	4,955,000		5,804,966
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	1,585,000		1,973,750
CVS Pass-Through Trust,
Pass Thru Certificates Notes 8.35		7/10/31	6,618,627	b	9,284,577
DDR,
Sr. Unscd. Notes	4.75	4/15/18	2,865,000		3,219,117
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	5,402,000	b	6,113,530
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	265,000		325,645
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,565,000		3,324,666
Entertainment Properties,
Gtd. Notes	5.75	8/15/22	2,985,000		3,134,211
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,535,000	b	3,096,056
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,599,568
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		623,140
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		169,126
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	3,065,000		3,266,898
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	5,520,000		6,102,603
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	4,750,000		4,911,875
General Electric Capital,

Sr. Unscd. Notes	6.88	1/10/39	2,935,000		4,069,463
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	3,055,000		3,419,538
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,780,000		2,070,142
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		2,160,659
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	5,980,000	b	6,574,484
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000		3,154,527
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	3,960,000		4,346,591
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,300,000	b	1,410,831
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	2,860,000		3,034,140
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	2,745,000		2,882,250
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	3,530,000	b	3,629,535
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		385,443
Invesco,
Gtd. Notes	5.38	12/15/14	25,000		27,060
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	3,535,000		3,958,376
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,448,500
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	3,990,000		4,033,188
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	2,475,000	b	2,708,014
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000		154,177
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000		758,571
Merrill Lynch & Co.,

Sub. Notes	5.70	5/2/17	1,025,000		1,128,713
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		59,020
Metlife,
Sr. Unscd. Debs., Ser. A	6.82	8/15/18	3,450,000		4,365,316
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	2,760,000		3,072,915
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	2,880,000		3,204,703
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		121,868
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	5,115,000		6,005,752
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	3,770,000	c	3,982,062
Prudential Financial,
Sr. Unscd. Notes	6.20	11/15/40	5,000		6,245
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000		1,954,865
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		243,759
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,265,000		3,349,306
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	5,210,000	c	5,985,936
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	5,785,000	b	5,799,387
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000		2,829,353
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000	b	4,945,456
Willis North America,
Gtd. Notes	6.20	3/28/17	3,665,000		4,213,068
Willis North America,
Gtd. Notes	7.00	9/29/19	4,790,000		5,806,352
					211,205,509
Foreign/Governmental--6.0%
Corporacion Andina de Fomento,

Sr. Unscd. Notes		3.75	1/15/16	3,255,000		3,434,754
Irish Government,
Bonds	EUR	5.50	10/18/17	11,805,000		16,811,169
Italian Government,
Bonds	EUR	4.75	6/1/17	12,385,000		16,753,428
Italian Government,
Bonds	EUR	5.50	9/1/22	4,165,000		5,682,392
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	4,825,000		5,507,155
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	2,795,000		3,085,328
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,500,000		1,959,589
Slovakian Government,
Sr. Unscd. Notes		5.50	10/26/22	8,440,000	b,d	8,553,940
Spanish Government,
Sr. Unscd. Bonds	EUR	5.50	7/30/17	4,115,000		5,586,121
						67,373,876
Health Care--.5%
DaVita,
Gtd. Notes		5.75	8/15/22	560,000		588,000
Watson Pharmaceuticals,
Sr. Unscd. Notes		4.63	10/1/42	1,465,000		1,580,171
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	3,770,000		3,809,660
						5,977,831
Industrial--1.0%
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	2,170,000	b	2,960,293
Waste Management,
Gtd. Notes		7.00	7/15/28	2,090,000		2,798,169
Waste Management,
Gtd. Notes		7.75	5/15/32	2,000,000		2,909,194
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	2,515,000		2,855,375
						11,523,031
Materials--1.8%
ArcelorMittal,

Sr. Unscd. Notes		6.75	2/25/22	1,075,000	c,d	1,057,895
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	2,500,000	b	2,696,875
Dow Chemical,
Sr. Unscd. Notes		2.50	2/15/16	190,000		198,946
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	3,075,000		3,367,386
Georgia-Pacific,
Gtd. Notes		8.25	5/1/16	2,035,000	b	2,178,213
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	1,050,000	b	1,053,937
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	1,150,000	b,d	1,537,144
Teck Resources,
Gtd. Notes		6.25	7/15/41	2,060,000		2,353,752
Vale Overseas,
Gtd. Notes		4.38	1/11/22	2,715,000		2,903,557
Vale,
Sr. Unscd. Notes		5.63	9/11/42	2,675,000		2,879,111
						20,226,816
Municipal Bonds--.7%
California,
GO (Build America Bonds)		7.30	10/1/39	3,095,000		4,157,452
New York City,
GO (Build America Bonds)		5.99	12/1/36	3,200,000		4,052,896
						8,210,348
Residential Mortgage Pass-Through Ctfs.--.2%
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2		1.34	2/25/36	1,473,876	c	1,201,011
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3		2.46	2/25/36	1,191,989	c	903,844
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B		6.73	4/28/24	807	c	567
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1		4.75	3/25/19	368,651		347,571
						2,452,993

Telecommunications--.9%

Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	2,030,000		2,833,224
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	1,525,000	b	1,650,812
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	965,000		1,112,162
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	4,375,000		4,457,031
					10,053,229
U.S. Government Agencies--3.9%
Federal National Mortgage
Association, Notes	1.55	10/29/19	10,750,000	e	10,784,303
Federal National Mortgage
Association, Notes	1.55	10/29/19	11,050,000	e	11,048,762
Federal National Mortgage
Association, Notes	1.70	10/4/19	11,200,000	e	11,230,464
Federal National Mortgage
Association, Notes	1.70	11/13/19	10,750,000	e	10,778,950
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	91,306		99,656
					43,942,135
U.S. Government Agencies/Mortgage-Backed--24.4%
Federal Home Loan Mortgage Corp.:
4.00%			24,780,000	e,f	26,442,002
5.00%, 10/1/18 - 12/1/20			286,568	e	311,369
5.50%, 11/1/22 - 5/1/40			6,188,239	e	6,746,894
6.00%, 7/1/17 - 12/1/37			2,294,801	e	2,552,251
6.50%, 3/1/14 - 3/1/32			238,062	e	274,690
7.50%, 12/1/25 - 1/1/31			25,187	e	28,365
8.00%, 10/1/19 - 1/1/28			8,752	e	10,175
8.50%, 7/1/30			611	e	767
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			767,979	e	783,163
Multiclass Mortgage

Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20	76,953	e	77,553
Federal National Mortgage Association:
2.50%	10,685,000	e,f	11,177,511
3.00%	32,190,000	e,f	33,712,004
3.50%	90,325,000	e,f	96,238,460
4.00%	26,615,000	e,f	28,507,159
5.00%	41,000,000	e,f	44,734,854
5.00%, 5/1/18 - 9/1/40	3,790,046	e	4,207,950
5.50%, 8/1/22 - 8/1/40	13,339,423	e	14,764,045
6.00%, 1/1/19 - 4/1/38	1,756,214	e	1,955,061
6.50%, 3/1/26 - 10/1/32	89,387	e	104,243
7.00%, 9/1/14 - 7/1/32	36,657	e	42,463
7.50%, 10/1/15 - 3/1/31	12,016	e	13,195
8.00%, 5/1/13 - 3/1/31	19,941	e	23,073
Pass-Through Ctfs., REMIC
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	48,363	e	54,009
Government National Mortgage Association I:
5.50%, 4/15/33	1,727,312		1,923,312
6.50%, 4/15/28 - 9/15/32	46,476		54,884
7.00%, 12/15/26 - 9/15/31	15,514		18,549
7.50%, 12/15/26 - 11/15/30	5,050		5,277
8.00%, 1/15/30 - 10/15/30	15,711		17,173
8.50%, 4/15/25	4,048		4,933
9.00%, 10/15/27	9,118		9,398
9.50%, 2/15/25	2,579		2,964
9.50%, 11/15/17	59,280		63,743
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	100,935		116,871
7.00%, 11/20/29	317		381
			274,978,741
U.S. Government Securities--42.5%
U.S. Treasury Bonds:
3.88%, 8/15/40	48,110,000	d	58,573,925
4.63%, 2/15/40	825,000	d	1,128,574
6.13%, 11/15/27	8,425,000	d	12,633,549

U.S. Treasury Notes:
0.13%, 7/31/14			25,600,000	d	25,536,000
0.50%, 11/30/12			52,490,000		52,512,571
0.63%, 12/31/12			180,330,000		180,492,117
1.75%, 5/31/16			1,515,000		1,582,939
2.13%, 5/31/15			33,965,000	d	35,512,004
2.38%, 7/31/17			99,520,000	d	107,411,637
2.63%, 8/15/20			3,740,000		4,111,079
					479,494,395
Utilities--1.6%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	890,000	b	987,900
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000		1,033,181
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		73,855
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		782,037
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	4,898,000	b	5,462,597
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,535,201
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		567,514
Nisource Finance,
Gtd. Notes	4.45	12/1/21	2,740,000		3,054,760
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000		3,223,632
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		779,206
					18,499,883
Total Bonds and Notes
(cost $1,297,231,410)					1,339,597,081

Preferred Stocks--.5%			Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25

(cost $5,500,000)	55,000	[c]	6,021,186
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.12%, 2/7/13
(cost $1,354,552)	1,355,000	[g]	1,354,595

Other Investment--1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,833,654)	20,833,654	[h]	20,833,654
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,015,980)	5,015,980	[h]	5,015,980
Total Investments (cost $1,329,935,596)	121.7%		1,372,822,496
Liabilities, Less Cash and Receivables	(21.7%)		(244,500,990)
Net Assets	100.0%		1,128,321,506

GO--General Obligation
REMIC--Real Estate Mortgage Investment Conduit

a	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, these securities were valued at $134,205,919 or 11.9% of net assets.

c	Variable rate security--interest rate subject to periodic change.
d

Security, or portion thereof, on loan. At October 31, 2012, the value of the fund's securities on loan was $105,627,731 and the value of the collateral held by the fund was $108,258,964, consisting of cash collateral of $5,015,980 and U.S. Government and agency securities valued at $103,242,984.

e

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f	Purchased on a forward commitment basis.

g	Held by or on behalf of a counterparty for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At October 31, 2012, net unrealized appreciation on investments was $42,886,900 of which $44,477,740 related to appreciated investment and $1,590,840 related to depreciated investment securities. At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	70.8
Corporate Bonds	31.9
Asset/Mortgage-Backed	9.3
Foreign/Governmental	6.0
Short-Term/Money Market Investments	2.5
Municipal Bonds	.7
Preferred Stocks	.5
121.7
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
October 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	188	(25,009,875)	December 2012	(114,647)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
October 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Sales:

Euro,
Expiring :
11/1/2012	a	15,837,328	20,525,177	20,527,437	(2,260)
11/30/2012	a	42,350,000	55,322,356	54,906,587	415,769

Gross Unrealized Appreciation					415,769
Gross Unrealized Depreciation					(2,260)

Counterparty:
a Morgan Stanley

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	51,548,994	-	51,548,994
Commercial Mortgage-Backed	-	50,541,957	-	50,541,957
Corporate Bonds+	-	361,053,642	-	361,053,642
Foreign Government	-	67,373,876	-	67,373,876
Municipal Bonds	-	8,210,348	-	8,210,348
Mutual Funds	25,849,634	-	-	25,849,634
Preferred Stocks+	-	6,021,186	-	6,021,186
Residential Mortgage-Backed	-	2,452,993	-	2,452,993
U.S. Government Agencies/Mortgage-Backed	-	318,920,876	-	318,920,876
U.S. Treasury	-	480,848,990	-	480,848,990
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	415,769	-	415,769
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(114,647)	-	-	(114,647)
Forward Foreign Currency Exchange Contracts++	-	(2,260)	-	(2,260)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.9%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--7.0%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.28	8/15/17	780,000	b	794,116
Americredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		655,422
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,231,184
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,702,211
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,410,275
AmeriCredit Automobile Receivables
Trust, Ser. 2010-2, Cl. E	8.66	10/10/17	550,000	c	613,560
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		462,830
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		191,550
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	2,615,000		2,737,650
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	480,000		482,833
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	106,496	c	106,560
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	1,075,796	c	1,079,898
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000		302,459
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		754,867
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,204,972
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000		561,915
Santander Drive Auto Receivables

Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,275,000		1,316,325
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	820,000		852,659
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		298,958
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		660,147
					17,420,391
Asset-Backed Ctfs./Equipment--.8%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,904,387
Asset-Backed Ctfs./Home Equity Loans--.7%
AH Mortgage Advance Trust,
Ser. SART-3, Cl. 1A1	2.98	3/13/43	1,000,000	b	1,005,926
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.61	12/25/33	547,419	b	558,774
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	12,726	b	12,703
Credit-Based Asset Servicing and
Securitization, Ser. 2002-CB3,
Cl. M2	2.09	6/25/32	91,622	b	91,573
					1,668,976
Casinos--.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	550,000		591,250
Commercial Mortgage Pass-Through Ctfs.--3.4%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		91,150
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.36	9/10/47	895,000	b	1,006,694
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	600,000	b	701,001
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.87	9/11/38	272,336	b	278,440
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	1,132,522		1,207,610
Citigroup Commercial Mortgage

Trust, Ser. 2007-C6, Cl. A4	5.89	12/10/49	825,000	b	981,222
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,630,000	b,c	1,630,127
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	730,000	b,c	730,204
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	350,000	b,c	350,194
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	217,604	b	231,195
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM	6.09	2/12/51	645,000	b	742,556
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.38	11/14/42	475,000	b	528,842
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	32,705		32,810
					8,512,045
Consumer Discretionary--2.2%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	570,000		636,262
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		761,995
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	c	795,352
Dish DBS,
Gtd. Notes	5.88	7/15/22	625,000		659,375
Hanesbrands,
Gtd. Notes	6.38	12/15/20	600,000		657,750
NBCUniversal Media,
Sr. Unscd. Notes	3.65	4/30/15	700,000		750,716
Staples,
Gtd. Notes	9.75	1/15/14	405,000		445,005
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	730,000		733,313
					5,439,768
Consumer Staples--1.0%
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	530,000		654,248
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	c	686,233
SABMiller Holdings,

Gtd. Notes	2.45	1/15/17	1,000,000	c	1,049,298
					2,389,779
Energy--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000		1,231,765
Continental Resources,
Gtd. Notes	5.00	9/15/22	670,000	c	707,687
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		269,889
Hess,
Sr. Unscd. Notes	8.13	2/15/19	505,000		673,885
MEG Energy,
Gtd. Notes	6.38	1/30/23	650,000	c	698,750
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	600,000		673,500
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		611,655
Transocean,
Gtd. Notes	2.50	10/15/17	470,000		476,558
Unit,
Gtd. Notes	6.63	5/15/21	640,000	c	656,000
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		420,723
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		492,397
					6,912,809
Financial--18.7%
Ally Financial,
Gtd. Notes	4.63	6/26/15	1,200,000		1,247,424
Ally Financial,
Gtd. Notes	5.50	2/15/17	1,285,000		1,361,049
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		631,897
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000		195,746
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	75,000		92,258
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	b	235,850
AON,
Gtd. Notes	3.50	9/30/15	695,000		734,230
Bank of America,

Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	3,005,000		3,223,034
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	430,000		501,227
BBVA US Senior SA Uniper,
Gtd. Notes	4.66	10/9/15	675,000		682,135
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	595,000		649,263
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	555,000		587,634
CIT Group
Sr. Unscd. Notes	5.00	8/15/22	330,000		343,589
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	3,590,000		3,969,861
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	560,000		607,288
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		730,341
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000	c	650,737
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	55,000		67,587
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000		641,602
Entertainment Properties,
Gtd. Notes	5.75	8/15/22	670,000		703,491
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	c	1,243,262
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		390,878
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,750,000		1,825,250
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		740,781
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		375,885
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	975,000		1,008,227
General Electric Capital,
Sr. Unscd. Notes	3.35	10/17/16	950,000		1,022,840
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		720,386
Goldman Sachs Group,

Sr. Unscd. Notes	5.75	1/24/22	405,000		471,015
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000	c	1,187,365
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		653,563
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000		662,451
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	905,000		993,350
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	c	434,102
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	625,000		663,055
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	535,000		561,750
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	785,000	c	807,135
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		385,444
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	1,200,000		1,212,989
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	c	618,193
MetLife Institutional Funding II,
Scd. Notes	1.25	4/4/14	1,200,000	b,c	1,210,973
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	500,000		660,517
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	650,000		676,791
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	660,000		687,725
PNC Bank,
Sub. Notes	6.88	4/1/18	600,000		761,122
Prudential Financial,
Sr. Unscd. Notes	3.00	5/12/16	590,000		625,651
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	365,000		403,526
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		743,720
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	b	1,390,208
Santander US Debt,

Bank Gtd. Notes		3.72	1/20/15	1,925,000	c	1,929,787
WEA Finance,
Gtd. Notes		7.13	4/15/18	660,000	c	812,952
WEA Finance,
Gtd. Notes		7.50	6/2/14	320,000	c	351,303
Willis North America,
Gtd. Notes		6.20	3/28/17	615,000		706,968
Willis North America,
Gtd. Notes		7.00	9/29/19	1,360,000		1,648,568
						46,443,975
Foreign/Governmental--3.0%
Irish Government,
Bonds	EUR	5.50	10/18/17	1,295,000		1,844,173
Italian Government,
Bonds	EUR	4.75	6/1/17	940,000		1,271,556
Italian Government,
Bonds	EUR	5.50	9/1/22	930,000		1,268,817
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	530,000		604,931
Slovenian Government,
Sr. Unscd. Notes		5.50	10/26/22	1,855,000	c,d	1,880,043
Spanish Government,
Sr. Unscd. Bonds	EUR	5.50	7/30/17	455,000		617,663
						7,487,183
Health Care--.6%
DaVita,
Gtd. Notes		5.75	8/15/22	125,000		131,250
Watson Pharmaceuticals,
Sr. Unscd. Notes		3.25	10/1/22	525,000		542,127
Wellpoint,
Sr. Unscd. Notes		1.25	9/10/15	835,000		843,784
						1,517,161
Industrial--.7%
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	490,000	c	668,453
Waste Management,
Gtd. Notes		6.38	3/11/15	725,000		816,995
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	215,000		244,098
						1,729,546
Information Technology--.2%
Hewlett-Packard,

Sr. Unscd. Notes		2.20	12/1/15	405,000		404,339
Materials--1.6%
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	250,000	b,d	246,022
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	590,000		646,100
Georgia-Pacific,
Gtd. Notes		8.25	5/1/16	860,000	c	920,523
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.63	2/15/15	910,000		1,005,513
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	225,000	c	225,844
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	265,000	c	354,211
Vale Overseas,
Gtd. Notes		4.38	1/11/22	650,000		695,143
						4,093,356
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1		5.25	10/25/19	267,047		271,578
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2		3.10	12/25/34	214,976	b	202,485
						474,063
Telecommunication Services--.9%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes		8.50	11/15/18	465,000		648,990
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	1,455,000		1,482,281
						2,131,271
U.S. Government Agencies--10.6%
Federal Home Loan Mortgage Corp.,
Notes		1.25	8/1/19	6,450,000	e	6,458,411
Federal Home Loan Mortgage Corp.,
Notes		4.88	11/15/13	11,625,000	e	12,194,892
Federal National Mortgage
Association, Notes		0.88	8/28/17	5,100,000	d,e	5,127,362
Federal National Mortgage
Association, Notes		1.50	6/26/13	2,475,000	e	2,496,384
						26,277,049
U.S. Government Agencies/Mortgage-Backed--.1%

Federal Home Loan Mortgage Corp.:
6.50%, 6/1/32			1,450	e	1,682
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			179,312	e	186,886
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			11,301		13,646
7.50%, 11/20/29 - 12/20/30			12,349		15,346
					217,560
U.S. Government Securities--41.2%
U.S. Treasury Notes:
0.50%, 11/30/12			4,320,000		4,321,858
0.63%, 12/31/12			14,845,000		14,858,346
1.25%, 4/15/14			6,735,000	d	6,832,866
1.75%, 4/15/13			6,940,000		6,990,967
1.75%, 5/31/16			2,120,000		2,215,069
2.13%, 5/31/15			50,270,000	d	52,559,648
2.38%, 7/31/17			1,930,000		2,083,043
2.63%, 8/15/20			2,915,000		3,204,223
3.63%, 5/15/13			9,105,000	d	9,275,364
					102,341,384
Utilities--1.0%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	205,000	c	227,550
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		957,423
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		837,288
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		515,544
					2,537,805
Total Bonds and Notes
(cost $237,222,245)					240,494,097
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.13%, 2/7/13
(cost $309,891)			310,000	[f]	309,907

Other Investment--1.9%			Shares		Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,703,733)	4,703,733 [g]	4,703,733
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,349,500)	1,349,500 [g]	1,349,500
Total Investments (cost $243,585,369)	99.5%	246,857,237
Cash and Receivables (Net)	.5%	1,303,969
Net Assets	100.0%	248,161,206

REMIC--Real Estate Mortgage Investment Conduit

a	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
b	Variable rate security--interest rate subject to periodic change.
c

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, these securities were valued at $23,632,222 or 9.5% of net assets.

d

Security, or portion thereof, on loan. At October 31, 2012, the value of the fund's securities on loan was $51,070,901 and the value of the collateral held by the fund was $52,745,582, consisting of cash collateral of $1,349,500 and U.S Government & Agency securities valued at $51,396,082.

e

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f	Held by or on behalf of a counterparty for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At October 31, 2012, net unrealized appreciation on investments was $3,271,868 of which $5,097,542 related to appreciated investment securities and $1,825,674 related to depreciated investment securities. At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	51.9
Corporate Bonds	29.9
Asset/Mortgage-Backed	12.1
Foreign/Governmental	3.0
Short-Term/Money Market Investments	2.6
99.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

October 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Euro,
Expiring:
11/1/2012	a	1,727,724	2,239,131	2,239,377	(246)
11/30/2012	a	5,080,000	6,636,070	6,586,198	49,872

Gross Unrealized Appreciation					49,872
Gross Unrealized Depreciation					(246)

Counterparty:
a Morgan Stanley

STATEMENT OF FINANCIAL FUTURES
October 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2012 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	318	70,063,350	December 2012	(24,556)
Financial Futures Short
U.S. Treasury 5 Year Notes	62	(7,703,500)	December 2012	25,187
U.S. Treasury 10 Year Notes	202	(26,872,313)	December 2012	50,123

Gross Unrealized Appreciation				75,310
Gross Unrealized Depreciation				(24,556)

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	20,993,754	-	20,993,754
Commercial Mortgage-Backed	-	8,512,045	-	8,512,045
Corporate Bonds+	-	74,191,059	-	74,191,059
Foreign Government	-	7,487,183	-	7,487,183
Mutual Funds	6,053,233	-	-	6,053,233
Residential Mortgage-Backed	-	474,063	-	474,063
U.S. Government Agencies/Mortgage-Backed	-	26,494,609	-	26,494,609
U.S. Treasury	-	102,651,291	-	102,651,291
Other Financial Instruments:
Financial Futures++	75,310	-	-	75,310
Forward Foreign Currency Exchange Contracts++	-	49,872	-	49,872
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(246)	-	(246)
Financial Futures++	(24,556)	-	-	(24,556)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	December 19, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)